Annual Total Returns- PIMCO International Bond Portfolio Unhedged (Institutional Class) [BarChart] - Institutional Class - PIMCO International Bond Portfolio Unhedged - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.31%)	0.57%	(6.90%)	3.15%	10.96%	(3.85%)	7.17%	10.93%